UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Address of principal executive offices)

(Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

 (Name and address of agent for service)

Copies to:

John Baker, Esq.

 Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

And

Greg Getts

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Everest Funds

Everest America Fund

April 30, 2007

TABLE OF CONTENTS

Page
Shareholder Letter ………………………………………………………………………………..	1-2

Allocation of Portfolio Assets………………………………………………………………………………..	3

Performance Summary………………………………………………………………………………..	4

Schedule of Investments………………………………………………………………………………..	5-7

Statement of Assets and Liabilities………………………………………………………………………………..	8

Statement of Operations………………………………………………………………………………..	9

Statement of Changes in Net Assets………………………………………………………………………………..	10

Financial Highlights………………………………………………………………………………..	11

Notes to the Financial Statements………………………………………………………………………………..	12-16

Expense Example………………………………………………………………………………..	17

Information About Trustees and Officers………………………………………………………………………………..	18

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit
Insurance Corporation or any other agency.
An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

June 2007

Dear Fellow Shareholders:

We are pleased to bring you Everest America Fund’s Semi-Annual Report for the six-month period ended April 30, 2007.

We would like to thank you for investing in the Everest America Fund and for your continued confidence in Everest Funds Management, LLC.  As you know, the Everest America Fund reflects our philosophy of investing in a core group of 30 to 50 S&P 500 Index stocks that have consistently out-performed the S&P 500 Index and have solid revenues and earnings.

We are proud to report that this philosophy has helped the Fund outperform the S&P 500 Index since its inception five and a half years ago.  For complete performance information, see page 4.

Portfolio Review - Performance

For the six-month period ended April 30, 2007, the Everest America Fund outpaced the return for the S&P 500 Index by 2.39%. The Everest America Fund grew by 10.99%, versus the S&P 500 Index, which grew by 8.60% for the six-month period.  We attribute this out-performance of the Fund to our continued investments in those companies that have historically been able to show consistent earnings growth and have outpaced the market over time.

The materials and utilities sectors were the top performing sectors of our portfolio, with better than 29% returns each for the six-month period ended April 30, 2007.  Temple-Inland was up 52% to lead the materials sector, while Constellation Energy Group was the top performer in the utilities sector with a 44% return.

Some other individual companies that have performed well were Coach, Inc., Deere & Co., and Stryker Corp.  All three companies returned better than 23% for the six-month period ended April 30, 2007.

During the period, we liquidated KB Home, our one remaining homebuilder.  Rising interest rates and a downturn of new construction of U.S. houses has caused homebuilders to be extremely volatile.  We will keep an eye on them, and possibly take a new position if we feel they become attractive again.

As we’ve said in previous reports, we have specifically kept away from technology companies due to their high valuations and low dividend rates.  Although we have invested more into technology over the last year or so, we still have less than 6% of the Fund’s portfolio invested in technology companies, versus the S&P 500 Index with over 15% in technology.  This under-allocation positively affected the Fund’s performance relative to the S&P 500 Index, as technology stocks grew by only 7% during the six-months ended April 30, 2007.  Apple Computer, Inc. and QUALCOMM Inc. easily outperformed the sector by growing over 21% each.

Not all of our investments had positive returns; Brown-Forman Corp was down 11% for the six months ended April 30, 2007, while Halliburton Co. and Lehman Brothers were slight losers as well.

Outlook

By all measures, the past six months has been a success for both the Fund and the market as a whole.  The economy has continued to perform well and the companies we’ve invested in have continued to grow their earnings above most analysts’ expectations.  Our outlook continues to be bullish for the foreseeable future; we believe in the U.S. equity markets.  With our focused and consistent approach, we are well positioned in stocks that we feel have excellent growth prospects and reliable dividends to benefit from this anticipated movement in the market.

We have always believed in maintaining a long-term focus to investing and are committed to our philosophy of investing in what we feel are solid companies with solid financials.  If you have any questions, or if you would like additional information about the Fund, please call us at 866-232-EVER, or visit our website at www.everestfund.com.

In closing, allow us to thank all of our shareholders again for your continued support.  Together we are building your financial future.

Sincerely,

Vinod Gupta

Curt Van Hill

President

Chief Investment Officer

Investment returns reflect fee waivers in effect.  In the absence of such waivers, total returns would be reduced.  Please refer to the “Schedule of Investments” in this report for further information regarding Fund holdings.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in small and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns shown include reinvestment of all dividends and capital gains.  It is not possible to invest directly in an index.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2007, the end of the reporting period.  The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions.  These opinions may not be relied upon as investment advice or an offer for a particular security.  The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.  Statements of fact are from sources considered reliable, but the Adviser makes no representation or warranty as to their completeness or accuracy.  Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The Everest America Fund
ALLOCATION OF PORTFOLIO ASSETS
As of April 30, 2007

Sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Percentages are based upon total investments, at fair value.

Everest America Fund

PERFORMANCE SUMMARY

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-232-3837.  The fund imposes a 0.50% redemption fee on shares held less than 90 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

RATE OF RETURN (%)
FOR THE PERIOD ENDED APRIL 30, 2007

				Since Inception
Total Return	6-Month	1-Year	5-Year	(11/01/2001)

Everest America Fund	10.99%	15.68%	9.24%	8.78%
S & P 500 Index	8.60%	15.24%	8.54%	8.19%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 1, 2001 (inception) for the Everest America Fund and the S&P 500 Index.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  Returns shown include reinvestment of all dividends and capital gains.  You cannot invest directly in an index.

Everest America Fund
Schedule of Investments as of April 30, 2007 (Unaudited)

	COMMON STOCKS	Shares	Market Value

5.71%	Hardware
	Apple Computer, Inc. # *	2,900	$ 289,420
	Hewlett-Packard Co.	6,600	278,124
	QUALCOMM, Inc. #	6,100	267,180
			834,724
1.95%	Telecommunications
	Citizens Communications Co.	18,300	284,931
			284,931
15.28%	Healthcare
	Applera Corp.	8,800	274,912
	Becton, Dickinson and Co.	3,500	275,415
	Celgene Corp. # *	5,000	305,800
	Coventry Health Care, Inc. # *	4,700	271,801
	Laboratory Corporation of America *	3,700	292,078
	Stryker Corp.	4,000	259,760
	Thermo Electron Corp. *	5,693	296,378
	UnitedHealth Group Inc.	4,800	254,688
			2,230,832
11.07%	Consumer Services
	CVS Corp.	7,900	286,296
	Federated Department Stores, Inc.	5,900	259,128
	Harrahs Entertainment Inc.	3,100	264,430
	Hilton Hotels Corp. #	7,800	265,200
	JC Penney Company, Inc.	3,300	260,997
	Nordstrom, Inc. #	5,100	280,092
			1,616,143
22.67%	Financial Services
	Bear Stearns Companies, Inc. #	1,800	280,260
	Chicago Mercantile Exchange Holding #	500	258,375
	Franklin Resources, Inc. #	2,300	302,013
	Goldman Sachs Group, Inc. #	1,300	284,193
	Hartford Financial Services Group,	2,700	273,240
	Lehman Brothers Holdings Inc.	3,600	271,008
	Lincoln National Corp.	4,000	284,600
	Metlife, Inc.	4,200	275,940
	Prologis	4,000	259,200
	T Rowe Price Group, Inc.	5,700	283,176
	The Chubb Corp.	5,300	285,299
	Zions Bancorporation	3,100	253,580
			3,310,884
7.46%	Consumer Goods
	Altria Group, Inc.	3,100	213,652
	Brown Forman Corp.	4,100	262,113
	Coach, Inc. # *	5,300	258,799
	Kraft Foods, Inc.	2,145	71,793
	Reynolds American, Inc.	4,400	282,744
			$ 1,089,101

Everest America Fund
Schedule of Investments as of April 30, 2007 (Unaudited)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	14.69%	Industrial Materials
		Deere & Co. #	2,300	$ 251,620
		Emerson Electric Co.	6,100	286,639
		General Dynamics Corp.	3,400	266,900
		Lockheed Martin Corp	2,700	259,578
		Nucor Corp.	4,100	260,186
		Parker-Hannifin Corp.	3,100	285,634
		Temple-Inland, Inc.	4,500	266,580
		United Technologies Corp.	4,000	268,520
				2,145,657
	9.72%	Energy
		Chesapeake Energy Corp.	8,700	293,625
		Chevron Corp.	3,800	295,602
		Halliburton Co.	8,100	257,337
		Marathon Oil Corp. #	2,800	284,340
		Occidental Petroleum Corp.	5,700	288,990
				1,419,894
	5.83%	Utilities
		Constellation Energy Group, Inc. #	3,100	276,272
		Exelon Corp.	4,000	301,640
		Sempra Energy	4,300	272,964
				850,876

	94.38%	Total Common Stocks (Cost $12,086,661)		$ 13,783,042

		SHORT-TERM INVESTMENTS

		Aim Liquid Assets, 5.25% +	632,917	632,917
		Aim Short Term Portfolio, 5.25% +	187,368	187,368

	5.62%	Total Short-Term Investments (Cost $820,285)		$ 820,285

	100.00%	Total Investments (Cost $12,906,946)		$ 14,603,327

*	Non-income producing security.

#	Portion of the security is segregated as collateral for call options written.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2007

See Notes to the Financial Statements

Everest America Fund
Call Options Written as of April 30, 2007 (Unaudited)

COVERED CALLS	Contracts	Market Value

Hardware
Apple Computer May 100 Calls	15	$ 3,000
Qualcomm May 47.5 Calls	31	310
		3,310
Healthcare
Celgene May 60 Calls	25	8,250
Coventry Health Jul 60 Calls	24	3,720
		11,970
Consumer Services
Hilton Hotels Jul 40 Calls	39	1,170
Nordstrom May 55 Calls	26	4,030
		5,200
Financial Services
Bear Stearns May 160 Calls	9	1,710
Chicago Merc May 600 Calls	3	90
Franklin Resources May 130 Calls	12	4,440
Goldman Sachs Jul 230 Calls	7	4,130
		10,370
Consumer Goods
Coach May 55 Calls	27	135
		135
Industrial Materials
Deere & Company May 125 Calls	12	240
		240
Energy
Marathon Oil May 105 Calls	14	2,030
		2,030
Utilities
Constellation Energy May 90 Calls	16	2,080
		2,080

Total (Premiums received $41,350) (Note 3)		$ 35,335

See Notes to the Financial Statements

Everest America Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2007

ASSETS:
Investments, at fair value (Cost $12,906,946)	$ 14,603,327
Cash	5,000
Dividends and interest receivable	15,771
Receivable from Investment Adviser (See Note 6)	20,739
Total assets	14,644,837

LIABILITIES:
Call options written, at fair value (Premiums received $41,350)	35,335
Distribution payable	8,504
Management fees payable (See Note 6)	21,852
Audit and legal fees payable	19,373
Accrued expenses	4,468
Total liabilities	89,532

NET ASSETS	14,555,305

NET ASSETS CONSIST OF:
Capital stock	12,216,099
Accumulated undistributed net investment income	14,165
Accumulated undistributed net realized gain (loss) on investments sold	622,655
Net unrealized appreciation (depreciation) on investments	1,702,386
Total net assets	14,555,305

Shares outstanding (No par value, unlimited shares authorized)	1,004,760

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$ 14.49

See Notes to the Financial Statements.

Everest America Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months ended April 30, 2007

INVESTMENT INCOME:
Dividend income	$ 89,697
Interest income	11,640
Total investment income	101,337

EXPENSES:
Distribution fees	14,157
Adviser	56,629
Custodial fees	3,620
Audit	6,635
Blue sky	7,716
Trustee	181
Insurance	977
Legal	9,821
Miscellaneous	181
Printing and mailing	68
Registration expense	347
Transfer agent expense	478
Transfer agent fee	15,025
Total expenses before waiver and reimbursement	115,835
Less: Waiver of expenses and reimbursement from Advisor	(59,206)
Net expenses	56,629

NET INVESTMENT INCOME	44,708

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	644,210
Written covered calls	(19,843)
Change in unrealized appreciation (depreciation) on investments	590,093
Net realized and unrealized gain (loss) on investments	1,214,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,259,168

See Notes to the Financial Statements.

Everest America Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
OPERATIONS:
Net investment income	$ 44,708	$ 88,519
Net realized gain (loss) on investment transactions	624,367	1,283,278
Change in unrealized appreciation (depreciation) on investments	590,093	212,136
Net increase (decrease) in net assets resulting from operations	1,259,168	1,583,933

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(88,736)	(54,028)
Net realized gains	(657,707)	-
Total distributions	(746,443)	(54,028)

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,983,473	2,208,603
Reinvestment of dividends	746,443	54,028
Shares redeemed	(1,185,706)	(4,795,895)
Net increase (decrease) in net assets resulting from capital share transactions	3,544,210	(2,533,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,056,935	(1,003,359)

NET ASSETS:
Beginning of period	10,498,370	11,501,729
End of period (including current year and prior period undistributed net
investment income of $14,165 and $58,193 respectively)	$ 14,555,305	$ 10,498,370

See Notes to the Financial Statements.

Everest America Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

	Six Months Ended
	April 30, 2007	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	October 31, 2006	October 31, 2005	October 31, 2004	October 31, 2003
PER SHARE DATA:
Net asset value, beginning of period	$14.06	$12.29	$10.76	$9.35	$8.35
Income (loss) from investment operations:
Net investment income	0.05	0.10	0.05	0.03	0.03
Net realized and unrealized gain (loss) on investments	1.41	1.73	1.51	1.40	1.04
Total from investment operations	1.46	1.83	1.56	1.43	1.07
Less distributions:
Dividends from net investment income	(0.12)	(0.06)	(0.03)	(0.02)	(0.07)
Distributions from net realized gains	(0.91)	-	-	-	-
Total distributions	(1.03)	(0.06)	(0.03)	(0.02)	(0.07)
Net asset value, end of period	$14.49	$14.06	$12.29	$10.76	$9.35

TOTAL RETURN (1)	10.99%	14.94%	14.55%	15.32%	12.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,555	$10,498	$11,502	$6,486	$3,362

Ratio of net expenses to average net assets (2) (3)	1.00%	1.00%	1.25%	1.25%	1.25%

Ratio of net investment income to average net assets (2) (3)	0.79%	0.78%	0.36%	0.31%	0.37%

Portfolio turnover rate (2)	106.45%	107.99%	78.57%	146.85%	7.07%

(1) Not annualized
(2) Computed on an annualized basis.
(3)	Without expense reimbursements of $59,206 and $131,211 for the periods ended April 30, 2007 and October 31, 2006, the ratio of expenses to average net assets would have been 2.05% and 2.15%, respectively, and the ratio of net investment (loss) to average net assets would have been
(0.26)% and (0.37)%, respectively.

See Notes to the Financial Statements.

Everest America Fund

Notes to the Financial Statements (Unaudited)

April 30, 2007

1.

Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers one non-diversified portfolio to investors, the Everest America Fund (the “Fund”).  The accompanying financial statements and financial highlights consist of the Everest America Fund.

The investment objective of the Everest America Fund is long-term capital growth by investing primarily in common stocks selected for their growth potential.  The manager selects companies with growth potential based on various financial and fundamental criteria, such as strong balance sheets or prominent market positions.  Under normal market conditions, the Fund will invest in the securities of companies of any size.  The Fund’s investments mainly consist of common stocks, preferred stocks and convertible securities.  The Fund may also, from time to time, invest its assets to a limited extent in American Depositary Receipts (“ADRs”), securities of foreign companies, and options, such as writing covered call options and/or purchasing covered put options. The Fund normally concentrates its investments in a core group of 30 to 50 common stocks.  The Fund commenced operations on November 1, 2001.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   Exchange Traded Funds (“ETFs”) listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP.

c)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

d)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security in determining the cost basis of debt securities.

e)

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Recent Announcements - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.”  FIN 48 was issued and is effective for fiscal years beginning after Dec. 15, 2006.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, “Accounting for Income Taxes.”  FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return.  The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), “Fair Value Measurements". SFAS 157 was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements

Management is currently evaluating the impact on the Fund of adopting FIN 48 and SFAS 157.

3.

Call Options Written

Transactions in options written during the six-months ended April 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2006	450	84,940
Stock Splits	-	-
Options written	260	41,350
Options terminated in closing purchase transactions	(160)	(36,178)
Options expired	(254)	(40,090)
Options exercised	(36)	(8,672)
Options outstanding at April 30, 2007	260	41,350

4.

Capital Share Transactions

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Each share will have a pro rata interest in the assets of the Everest America Fund and will have no interest in the assets of any other Fund.

Share transactions were as follows:

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006
Shares outstanding beginning of period	746,720	935,972
Purchases of shares	285,775	169,025
Shares reinvested	55,539	4,178
Shares redeemed	(83,275)	(362,455)
Shares outstanding end of period	1,004,760	746,720

5.

Investment Transactions

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six-months ended April 30, 2007 were as follows:

                Purchases—at cost

         $8,188,656

                Sales proceeds

$5,890,950

There were no purchases or sales of long-term U.S. government securities by the Fund.

6.

Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Everest America Fund’s average daily net assets.  The Adviser has contractually committed to waive its fees and/or reimburse expenses to the extent that Annual Fund Operating Expenses (including the management fee but excluding taxes, interest, brokerage and extraordinary expenses, if any) exceed 1.00% of the Fund’s average daily net assets on an annual basis.  This Fee Waiver and Expense Assumption Agreement shall continue in effect until October 31, 2007, and shall continue in effect from year to year thereafter, unless and until the Trust or the Adviser notifies the other party to the Agreement, at least thirty days prior to the end of a one-year period, of its intention to terminate the Agreement for the Fund.  During the six-month period ended April 30, 2007, the Adviser reimbursed the Everest America Fund $59,206, of which $20,739 represented a receivable at April 30, 2007.  Management fees of $21,852 were owed to the Adviser for a net of $1,113 due the Adviser at April 30, 2007.

The Fund has adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund’s average daily net assets.  Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  The Everest America Fund incurred $14,157 pursuant to the Plans for the six months ended April 30, 2007.

Since November 1, 2002, Mutual Shareholder Services, LLC has served as transfer agent and Fund accountant.  U.S. Bank, N.A. serves as custodian for the Fund. The Everest America Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

7.

Information for Federal Income Tax Purposes

Since the Fund’s policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$12,909,796	$1,879,261	($185,730)	$1,693,531	$14,165	$622,655

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the periods ended are as follows:

Year Ended	Ordinary Income Dividends	Long-Term Capital Gain Distributions
October 31, 2007	$ 88,736	$ 657,707
October 31, 2006	$ 54,028	$ 0

At October 31, 2006, the Fund had no capital loss carry forwards, which may be used to offset future realized capital gains for Federal income tax purposes.

8.

Related Party Disclosure

The Trustees, officers, and related parties in aggregate held 93.69% of the Fund’s outstanding shares at April 30, 2007.  The officers of the Trust also serve as employees of the Adviser, which provides their compensation.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2006 to April 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $20.00 fee.  You will be charged a redemption fee equal to 0.50% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged an $8.00 annual maintenance fee.  The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	10/31/06	04/30/07	10/31/06 to 04/30/07
Actual	$1,000.00	$1,110.52	$5.23
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees.  Information pertaining to the Trustees and Officers of the Fund is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Other Directorships Held by Trustee
Vinod Gupta *+ 5805 S. 86th Circle Omaha, NE 68127 Age: 60	President, Treasurer and Trustee	Indefinite; Since 2000

President of Everest Funds Management, LLC, the Fund’s manager, and Everest Investment Management, LLC since May 2000; Founder of infoUSA, Inc.; Chairman of the Board of infoUSA, Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.

Chairman of the Board of Directors, infoUSA, Inc.
Jess A. Gupta*+ 2900 Washington St. San Francisco, CA 94115 Age: 28	Trustee	Indefinite; since 2003	Associate at infoUSA, Inc. since 1997.	None

Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 83	Independent Trustee	Indefinite; Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	None
Kevin M. Cawley 8303 W. Dodge Omaha, NE 68114 Age: 54	Independent Trustee	Indefinite; since 2003	Diagnostic Radiologist at the Radiologic Center, Inc. from 1984 to present; Chairman of Radiology at Methodist Hospital in Omaha, NE; Imaging Director of the Methodist Health System.	None
George Kubat 4404 S 76th St Omaha, NE 68127 Age: 61	Independent Trustee	Indefinite; Since 2003	President of Phillips Manufacturing Co. since 1992; CPA and Partner, Coopers & Lybrand from 1970 to 1992.	None

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the 1940 Act.

+Jess Gupta is the son of Vinod Gupta.

The Trust paid no remuneration to its Trustees and officers during this period.  The Trustees served without compensation and the officers received their compensation from the Adviser.

Everest Funds

Semi-Annual Report Dated:  April 30, 2007

Everest America Fund (EVAMX)

Investment Adviser

Everest Funds Management, LLC

5805 S. 86th

P.O. Box 27395

Omaha, NE  68127-0395

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr, Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank National Association

425 Walnut Street

Cincinnati, OH 45202

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1220 19th Street, NW, Suite 600

Washington, DC 20036

Board of Trustees

Independent Trustees:

Harold W. Andersen

George Kubat

Kevin M. Cawley

Interested Trustees:

Vinod Gupta

Jess A. Gupta

Independent Registered Public Accounting Firm

KPMG LLP

Suite 1501, Two Central Park Plaza

Omaha, NE 68102

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-232-EVER (toll-free); (ii) on the Fund’s website, http://www.everestfund.com/; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov/.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov/.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-866-232-EVER (toll-free) and on the Fund’s website, http://www.everestfund.com/.

This report, including the financial statements contained herein, is submitted for general information for the shareholders of the Fund.  This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including investment objectives, risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable to Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable to Semi-Annual Reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable, schedule is filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not Applicable to Semi-Annual Reports.

(a)(2)

Certification required by Item 12(a)(2) of Form N-CSR is filed herewith.

(a)(3)

Not Applicable

(b)

Certification required by Item 12(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Everest Funds

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vinod Gupta
*Vinod Gupta
President and Treasurer

Date: July 9, 2007

* Print the name and title of each signing officer under his or her signature.